Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Troubled Debt Restructuring Loans	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, number of contracts	9	11
Troubled debt restructuring, recorded investment	$ 781,000	$ 951,000
Troubled debt restructuring, related allowance	32,000	17,000
Non-accruing Instrument [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment		155,000
Accruing Instrument [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment	781,000	796,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment	$ 0	$ 0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, number of contracts	5	7
Troubled debt restructuring, recorded investment	$ 564,000	$ 728,000
Troubled debt restructuring, related allowance	25,000	10,000
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment	$ 0	$ 0
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, number of contracts	1	1
Troubled debt restructuring, recorded investment	$ 133,000	$ 133,000
Troubled debt restructuring, related allowance	7,000	7,000
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment	$ 0	$ 0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, number of contracts	3	3
Troubled debt restructuring, recorded investment	$ 84,000	$ 90,000
Real Estate Portfolio Segment [Member] | Non-accruing Instrument [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment		155,000
Real Estate Portfolio Segment [Member] | Accruing Instrument [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment	564,000	573,000
Real Estate Portfolio Segment [Member] | Accruing Instrument [Member] | Commercial Real Estate and Lines of Credit [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment	133,000	133,000
Real Estate Portfolio Segment [Member] | Accruing Instrument [Member] | Home Equity Loan [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment	84,000	90,000
Commercial Portfolio Segment [Member] | Commercial Business Loan [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment	0	0
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, recorded investment	$ 0	$ 0